united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 102, Omaha, NE 68137

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 10/31

Date of reporting period: 10/31/17

ITEM 1. REPORTS TO SHAREHOLDERS.

LJM Preservation and Growth Fund

Class A Shares (LJMAX)

Class C Shares (LJMCX)

Class I Shares (LJMIX)

Annual Report

October 31, 2017

Advised by:

LJM Funds Management, Ltd.

One Financial Place

440 S. La Salle Street, Suite 2301

Chicago, IL 60605

www.ljmfunds.com

1-855-LJM-FUND

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear LJM Preservation & Growth Fund Shareholders,

LJM is pleased to report consistent, positive performance for each quarter of fiscal 2017. The year was characterized by a market “melt up” of 21.1% with persistent low volatility. These types of market conditions create a headwind for the LJM strategy, but the Investment Management team was able to deliver solid returns while maintaining risk parameters. As always, our goal as an investment management firm is to provide a valuable long-term investment to our clients with low correlation to the markets and prudent risk management.

The fiscal year began with a run up in the S&P 500 Total Return Index of 8.9% from Nov. 4 to Dec. 13. The rally continued in February, during which the S&P 500 Total Return Index rose another 3.7%, including a quick surge of 2.4% in five consecutive trading days from Feb. 8-15. These strong market rallies produced negative monthly returns in December 2016 and February 2017. The investment management team made incremental adjustments to the portfolio to help mitigate losses as the market rose to new highs, and relatively quiet markets from March through July produced positive performance for the Fund over that time period.

Volatility picked up in August, which saw three daily S&P 500 Total Return Index price moves greater than 1%, making August the most volatile month of the year. The VIX, a well-known proxy for equity market volatility, closed at 16.04 on August 10—its highest level since Nov. 8, 2016.

The market rose rapidly in the final two months of the fiscal year. September saw the S&P 500 Total Return Index hit nine new highs driven by continued global economic expansion and solid corporate earnings. Subsequently, the S&P 500 Index hit another 11 new all-time highs in October, the most for any month since November 2014, according to LPL Financial Research. October also marked the seventh consecutive month of positive performance for the S&P 500—a record not seen since 2013.

As the markets rallied at the end of the year, implied volatility declined. The VIX Index closed at an all-time low of 9.2 on Oct. 5.

In spite of low implied volatility, LJM was able to generate positive returns for fiscal 2017. The Investment Management team managed the portfolios through the challenging conditions by rebalancing to retain a stable risk profile. The LJM strategy aims to capture the spread between implied and realized volatility, which was positive on average during the year and contributed to our solid performance. Implied volatility averaged 9.68 during fiscal 2017, but realized volatility was 6.69.

The LJM strategies have the potential to profit in a variety of market environments, including those that are less optimal such as the rapidly rising markets with low volatility we saw in fiscal 2017. Market fundamentals remain strong so LJM anticipates the current environment to persist into the start of fiscal 2018. The Investment Management team will manage the portfolios with continued focus on harnessing the spread between implied and realized volatility while maintaining consistent risk levels.

We want to thank you for your continued support. Please feel free to reach out with any questions, comments, or concerns.

Best regards,

Anish Parvataneni, CFA

Chief Portfolio Manager

(312) 756-0005

Glossary:

S&P 500 Total Return Index: An unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

Volatility: A statistical measure of the dispersion of returns for a given security or market index. Volatility can either be measured by using the standard deviation or variance between returns from that same security or market index.

Implied Volatility: The broader market’s expectation of future (forward looking) market volatility as represented by the price of options contracts

Realized Volatility: The statistical measure of actual market volatility (backward looking)	9150-NLD-12/11/2017

LJM Preservation and Growth Fund
Portfolio Review (Unaudited)
October 31, 2017

The Fund’s performance figures* for each of the periods ended October 31, 2017, compared to its benchmarks:

		Annualized	Annualized	Annualized
	1 Year Return	3 Year Return	Since 1/9/2013(a)	Since 2/12/2016(b)
Class A	8.56%	12.04%	5.29%	N/A
Class A with Load**	2.34%	9.83%	4.00%	N/A
Class C	7.91%	N/A	N/A	10.96%
Class I	8.85%	12.28%	5.55%	N/A
S&P 500 Total Return Index(c)	23.63%	10.77%	14.88%	10.96%
HFRI Fund Weighted Composite Index(d)	8.92%	3.92%	4.81%	8.79%
CISDM Equal Weighted Hedge Fund Index(e)	7.39%	5.03%	5.74%	10.03%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Advisor has contractually agreed to waive fees and/or reimburse expenses to the Fund until at least March 1, 2018 but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in acquired funds, and extraordinary expenses) at 2.49%, 3.324%, and 2.24% for Class A, Class C, and Class I shares, respectively, per the most recent prospectus dated February 28, 2017. The Fund’s total gross annual operating expenses are 2.59% for Class A, 3.34% for Class C and 2.34% for Class I shares per the prospectus dated February 28, 2017. Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and the repayment is approved by the Board of Trustees. For performance information current to the most recent month-end, please call toll-free 1-855-LJM-FUND.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%

(a)	Inception date is January 9, 2013, for Class A, Class I and the S&P 500 Total Return Index. The inception date for the HFRI Fund Weighted Composite Index and the CISDM Equal Weighted Composite Index is December 31, 2012.

(b)	Inception date is February 12, 2016, for Class C and the S&P 500 Total Return Index. The inception date for the HFRI Fund Weighted Composite Index and the CISDM Equal Weighted Composite Index is January 31, 2016.

(c)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

(d)	The HFRI Fund Weighted Composite Index is an equal-weighted index that includes over 2,000 constituent funds which have at least $50M under management or have been actively traded for at least 12 months. There are no fund of funds included in this index. All funds are reported in U.S. dollars and returns are reported net of all fees on a monthly basis. The Fund’s adviser does not control the composition or compilation of the HFRI Fund Weighted Composite Index, and there is no guarantee that the Index will continue to be produced. Investors cannot invest directly in an index, and index performance does not reflect deductions for fees, expenses or taxes.

(e)	The CISDM Equal Weighted Hedge Fund Index reflects the average return of hedge funds, excluding funds of funds and commodity trading advisors (“CTA”), within the Morningstar CISDM Hedge Fund Database net of all fees. The calculation does not include outliers that are at least +/-3 standard deviations away from the average. The Morningstar CISDM Database is the oldest hedge fund and CTA database, tracking more than 5,000 live investments. The Fund’s adviser does not control the composition or compilation of the CISDM Equal Weighted Hedge Fund Index, and there is no guarantee that the Index will continue to be produced. Investors cannot invest directly in an index, and index performance does not reflect deductions for fees, expenses or taxes. Effective February 27, 2017 the Fund’s secondary benchmark, the HFRI Fund Weighted Composite Index, has been changed to the CISDM Equal Weighted Hedge Fund Index, another broad hedge fund index with comparable return characteristics.

Comparison of the Change in Value of a $100,000 Investment

Holdings by Asset Type*	% of Net Assets
Short-Term Investment	79.7%
Other Assets Less Liabilities	20.3%
100.0%

* The holdings by industry detailed does not include derivative exposure

Please refer to the Portfolio of Investments in this Annual report for a detailed analysis of the Fund’s holdings.

LJM Preservation & Growth Fund
Portfolio of Investments
October 31, 2017

		Option		Futures	Notional
Contracts +		Expiration Date	Exercise Price	Maturity Date ^	Value	Fair Value
	PUT OPTIONS PURCHASED* + - 1.4%
245	S&P 500 Index Future	11/20/2017	$2,545	December 2017	155,881,250	$588,000
250	S&P 500 Index Future	11/20/2017	2,535	December 2017	158,437,500	506,250
250	S&P 500 Index Future	11/20/2017	2,525	December 2017	157,812,500	431,250
249	S&P 500 Index Future	11/30/2017	2,555	December 2017	159,048,750	1,033,350
251	S&P 500 Index Future	12/15/2017	2,535	December 2017	159,071,250	1,204,800
257	S&P 500 Index Future	12/15/2017	2,525	December 2017	162,231,250	1,117,950
252	S&P 500 Index Future	12/15/2017	2,515	December 2017	158,445,000	995,400
253	S&P 500 Index Future	12/15/2017	2,505	December 2017	158,441,250	904,475
400	S&P 500 Index Future	12/15/2017	2,435	December 2017	243,500,000	790,000
250	S&P 500 Index Future	12/15/2017	2,485	December 2017	155,312,500	750,000
244	S&P 500 Index Future	12/15/2017	2,475	December 2017	150,975,000	677,100
200	S&P 500 Index Future	12/15/2017	2,495	December 2017	124,750,000	650,000
510	S&P 500 Index Future	12/29/2017	2,425	March 2018	309,187,500	1,287,750
	TOTAL PUT OPTIONS PURCHASED (Cost - $13,351,219)					10,936,325

	CALL OPTIONS PURCHASED* + - 0.7%
249	S&P 500 Index Future	11/30/2017	2,595	December 2017	161,538,750	616,275
260	S&P 500 Index Future	12/15/2017	2,575	December 2017	167,375,000	1,826,500
254	S&P 500 Index Future	12/15/2017	2,605	December 2017	165,417,500	812,800
254	S&P 500 Index Future	12/15/2017	2,615	December 2017	166,052,500	596,900
255	S&P 500 Index Future	12/29/2017	2,625	March 2018	167,343,750	650,250
255	S&P 500 Index Future	12/29/2017	2,635	March 2018	167,981,250	490,875
255	S&P 500 Index Future	12/29/2017	2,645	March 2018	168,618,750	369,750
	TOTAL CALL OPTIONS PURCHASED (Cost - $4,730,222)					5,363,350

	TOTAL PURCHASED OPTIONS (Cost - $18,081,441)					16,299,675

Shares
	SHORT-TERM INVESTMENT - 79.7%
611,926,403	BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares, 0.47% **					611,926,403
	TOTAL SHORT-TERM INVESTMENT (Cost - $611,926,403)

	TOTAL INVESTMENTS - 81.8% (Cost - $630,007,844) (a)					$628,226,078
	OTHER ASSETS LESS LIABILITIES - 18.2%					139,933,176
	NET ASSETS - 100.0%					$768,159,254

		Option		Futures	Notional
Contracts +		Expiration Date	Exercise Price	Maturity Date ^	Value	Fair Value
	PUT OPTIONS WRITTEN* + - (2.0) %
239	S&P 500 Index Future	11/20/2017	$2,060	December 2017	123,085,000	$5,975
250	S&P 500 Index Future	11/20/2017	2,020	December 2017	126,250,000	6,250
230	S&P 500 Index Future	11/20/2017	2,100	December 2017	120,750,000	8,625
589	S&P 500 Index Future	11/20/2017	2,140	December 2017	315,115,000	29,450
525	S&P 500 Index Future	11/20/2017	2,160	December 2017	283,500,000	32,813
730	S&P 500 Index Future	11/20/2017	2,120	December 2017	386,900,000	36,500
479	S&P 500 Index Future	11/20/2017	2,200	December 2017	263,450,000	41,913
737	S&P 500 Index Future	11/20/2017	2,180	December 2017	401,665,000	55,275
363	S&P 500 Index Future	11/20/2017	2,300	December 2017	208,725,000	63,525
718	S&P 500 Index Future	11/20/2017	2,240	December 2017	402,080,000	80,775
994	S&P 500 Index Future	11/20/2017	2,220	December 2017	551,670,000	99,400
939	S&P 500 Index Future	11/20/2017	2,260	December 2017	530,535,000	117,375
896	S&P 500 Index Future	11/20/2017	2,280	December 2017	510,720,000	134,400
250	S&P 500 Index Future	11/20/2017	2,460	December 2017	153,750,000	184,375
798	S&P 500 Index Future	11/20/2017	2,340	December 2017	466,830,000	189,525
667	S&P 500 Index Future	11/20/2017	2,380	December 2017	396,865,000	216,775
1,078	S&P 500 Index Future	11/20/2017	2,320	December 2017	625,240,000	229,075
490	S&P 500 Index Future	11/20/2017	2,440	December 2017	298,900,000	287,875
844	S&P 500 Index Future	11/20/2017	2,400	December 2017	506,400,000	327,050
695	S&P 500 Index Future	11/20/2017	2,420	December 2017	420,475,000	330,125
1,345	S&P 500 Index Future	11/20/2017	2,360	December 2017	793,550,000	369,875
548	S&P 500 Index Future	11/30/2017	2,120	December 2017	290,440,000	61,650
373	S&P 500 Index Future	11/30/2017	2,200	December 2017	205,150,000	65,275
498	S&P 500 Index Future	11/30/2017	2,160	December 2017	268,920,000	68,475
489	S&P 500 Index Future	11/30/2017	2,180	December 2017	266,505,000	73,350
509	S&P 500 Index Future	11/30/2017	2,220	December 2017	282,495,000	101,800
498	S&P 500 Index Future	11/30/2017	2,260	December 2017	281,370,000	136,950
693	S&P 500 Index Future	11/30/2017	2,280	December 2017	395,010,000	216,563

The accompanying notes are an integral part of these financial statements.

LJM Preservation & Growth Fund
Portfolio of Investments (Continued)
October 31, 2017

		Option		Futures	Notional
Contracts +		Expiration Date	Exercise Price	Maturity Date ^	Value	Fair Value
	PUT OPTIONS WRITTEN* + - (2.0) % (Continued)
538	S&P 500 Index Future	11/30/2017	$2,360	December 2017	317,420,000	$302,625
455	S&P 500 Index Future	11/30/2017	2,380	December 2017	270,725,000	307,125
938	S&P 500 Index Future	11/30/2017	2,300	December 2017	539,350,000	328,300
750	S&P 500 Index Future	11/30/2017	2,340	December 2017	438,750,000	356,250
1,003	S&P 500 Index Future	11/30/2017	2,320	December 2017	581,740,000	413,738
943	S&P 500 Index Future	11/30/2017	2,400	December 2017	565,800,000	742,613
1,088	S&P 500 Index Future	11/30/2017	2,420	December 2017	658,240,000	1,020,000
250	S&P 500 Index Future	12/15/2017	2,100	December 2017	131,250,000	62,500
489	S&P 500 Index Future	12/15/2017	2,080	December 2017	254,280,000	110,025
505	S&P 500 Index Future	12/15/2017	2,140	December 2017	270,175,000	151,500
490	S&P 500 Index Future	12/15/2017	2,160	December 2017	264,600,000	165,375
726	S&P 500 Index Future	12/15/2017	2,120	December 2017	384,780,000	199,650
552	S&P 500 Index Future	12/15/2017	2,180	December 2017	300,840,000	213,900
741	S&P 500 Index Future	12/15/2017	2,220	December 2017	411,255,000	361,238
200	S&P 500 Index Future	12/15/2017	2,435	December 2017	121,750,000	395,000
744	S&P 500 Index Future	12/15/2017	2,240	December 2017	416,640,000	409,200
770	S&P 500 Index Future	12/15/2017	2,260	December 2017	435,050,000	481,250
1,245	S&P 500 Index Future	12/15/2017	2,200	December 2017	684,750,000	544,687
746	S&P 500 Index Future	12/15/2017	2,300	December 2017	428,950,000	587,475
763	S&P 500 Index Future	12/15/2017	2,320	December 2017	442,540,000	677,162
1,156	S&P 500 Index Future	12/15/2017	2,280	December 2017	658,920,000	809,200
795	S&P 500 Index Future	12/15/2017	2,340	December 2017	465,075,000	814,875
252	S&P 500 Index Future	12/29/2017	2,180	March 2018	137,340,000	151,200
376	S&P 500 Index Future	12/29/2017	2,140	March 2018	201,160,000	183,300
252	S&P 500 Index Future	12/29/2017	2,220	March 2018	139,860,000	185,850
254	S&P 500 Index Future	12/29/2017	2,240	March 2018	142,240,000	209,550
255	S&P 500 Index Future	12/29/2017	2,260	March 2018	144,075,000	232,688
255	S&P 500 Index Future	12/29/2017	2,280	March 2018	145,350,000	261,375
504	S&P 500 Index Future	12/29/2017	2,160	March 2018	272,160,000	270,900
636	S&P 500 Index Future	12/29/2017	2,200	March 2018	349,800,000	421,350
510	S&P 500 Index Future	12/29/2017	2,300	March 2018	293,250,000	592,875
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $39,673,103) (a)					15,533,787

	CALL OPTIONS WRITTEN* + - (1.0) %
217	S&P 500 Index Future	11/20/2017	2,620	December 2017	142,135,000	73,238
1,179	S&P 500 Index Future	11/20/2017	2,610	December 2017	769,297,500	707,400
351	S&P 500 Index Future	11/30/2017	2,610	December 2017	229,027,500	438,750
783	S&P 500 Index Future	11/30/2017	2,620	December 2017	512,865,000	606,825
1,188	S&P 500 Index Future	11/30/2017	2,630	December 2017	781,110,000	579,150
735	S&P 500 Index Future	12/15/2017	2,650	December 2017	486,937,500	551,250
1,051	S&P 500 Index Future	12/15/2017	2,660	December 2017	698,915,000	578,050
540	S&P 500 Index Future	12/15/2017	2,630	December 2017	355,050,000	783,000
1,009	S&P 500 Index Future	12/15/2017	2,640	December 2017	665,940,000	1,034,225
762	S&P 500 Index Future	12/29/2017	2,670	March 2018	508,635,000	552,450
636	S&P 500 Index Future	12/29/2017	2,650	March 2018	421,350,000	795,000
1,134	S&P 500 Index Future	12/29/2017	2,660	March 2018	754,110,000	1,077,300
255	S&P 500 Index Future	12/29/2017	2,680	March 2018	170,850,000	143,438
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $8,518,826) (a)					7,920,075

	TOTAL WRITTEN OPTIONS (Premiums received - 48,191,929)					23,453,862

+	Each contract is equivalent to one futures contract, Exchange traded and composition of index publicly traded.

^	Maturity Date listed is that of the underlying future.

*	Non-income producing security.

**	Rate shown represents the rate at October 31, 2017, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including put and call options written, is $604,772,216 and equals fair value. Federal tax net unrealized appreciation (depreciation) is as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	—
Net unrealized appreciation:	$—

The accompanying notes are an integral part of these financial statements.

LJM Preservation And Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2017

ASSETS
Investment securities:
At cost	$630,007,844
At value	$628,226,078
Deposit with broker	161,112,492
Receivable for Fund shares sold	3,685,387
Interest receivable	423,891
Prepaid expenses and other assets	55,577
TOTAL ASSETS	793,503,425

LIABILITIES
Options written, at fair value (Premiums received $48,191,929)	23,453,862
Investment advisory fees payable	1,206,976
Payable for Fund shares repurchased	523,364
Payable to Related Parties	51,291
Distribution (12b-1) fees payable	38,710
Accrued expenses and other liabilities	69,968
TOTAL LIABILITIES	25,344,171
NET ASSETS	$768,159,254

Composition of Net Assets:
Paid in capital	$721,467,225
Accumulated net realized gain from options contracts	23,735,728
Net unrealized appreciation on options contracts	22,956,301
NET ASSETS	$768,159,254

Net Asset Value Per Share:
Class A Shares:
Net Assets	$160,578,884
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	14,307,998
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.22
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (a)	$11.90

Class C:
Net Assets	$4,997,736
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	449,590
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.12

Class I Shares:
Net Assets	$602,582,634
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	52,978,339
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.37

(a)	Redemptions made within 90 days of purchases may be assessed a redemption fee of 1.00%.

The accompanying notes are an integral part of these financial statements.

LJM Preservation And Growth Fund
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2017

INVESTMENT INCOME
Interest	$2,825,018

EXPENSES
Advisory fees	10,289,083
Administrative services fees	382,377
Distribution (12b-1) fees:
Class A	333,037
Class C	25,918
Transfer agent fees	268,039
Non 12b-1 shareholder servicing fees	249,074
Accounting services fees	98,339
Professional fees	47,584
Printing and postage expenses	80,226
Compliance officer fees	35,131
Registration fees	53,533
Custody fees	39,366
Trustees fees and expenses	13,664
Insurance expense	9,026
Other expenses	21,592
TOTAL EXPENSES	11,945,989
Less: Fees waived or reimbursed by the Advisor	(376,606)
NET EXPENSES	11,569,383

NET INVESTMENT LOSS	(8,744,365)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from:
Options contracts purchased	(71,840,854)
Options contracts written	106,150,396
Net Realized Gain on Investments	34,309,542

Net change in unrealized appreciation (depreciation) from:
Options contracts purchased	(1,331,816)
Options contracts written	22,918,604
Net Change in Unrealized Appreciation on Investments	21,586,788
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	55,896,330

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,151,965

The accompanying notes are an integral part of these financial statements.

LJM Preservation And Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	October 31, 2017	October 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(8,744,365)	$(4,305,387)
Net realized gain on investments	34,309,542	39,185,524
Net change in unrealized appreciation (depreciation) on investments	21,586,788	(2,012,703)
Net increase in net assets resulting from operations	47,151,965	32,867,434

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(1,502,867)
Class I	—	(3,984,194)
From net realized gains
Class A	(11,392,916)	—
Class C (a)	(107,529)	—
Class I	(20,943,333)	—
Total distributions to shareholders	(32,443,778)	(5,487,061)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	97,061,239	93,811,361
Class C (a)	4,130,498	1,033,420
Class I	411,628,741	128,124,079
Net asset value of shares issued in reinvestment of distributions:
Class A	11,148,984	1,414,317
Class C (a)	87,115	—
Class I	16,104,832	3,353,595
Redemption fee proceeds:
Class A	36,527	13,098
Class C (a)	919	—
Class I	96,363	32,494
Payments for shares redeemed:
Class A	(71,553,481)	(17,903,648)
Class C (a)	(402,907)	—
Class I	(66,373,213)	(28,146,739)
Net increase from shares of beneficial interest transactions	401,965,617	181,731,977

NET INCREASE IN NET ASSETS	416,673,804	209,112,350

NET ASSETS
Beginning of Year	351,485,450	142,373,100
End of Year *	$768,159,254	$351,485,450
* Includes undistributed net investment loss of:	$—	$—

SHARE ACTIVITY
Class A:
Shares Sold	9,019,283	8,692,794
Shares Reinvested	1,072,018	141,999
Shares Redeemed	(6,735,322)	(1,700,639)
Net increase in shares of beneficial interest outstanding	3,355,979	7,134,154

Class C:
Shares Sold	383,379	94,877
Shares Reinvested	8,401	—
Shares Redeemed	(37,067)	—
Net increase in shares of beneficial interest outstanding	354,713	94,877

Class I:
Shares Sold	37,792,243	11,996,691
Shares Reinvested	1,530,878	334,356
Shares Redeemed	(6,085,853)	(2,644,006)
Net increase in shares of beneficial interest outstanding	33,237,268	9,687,041

(a)	Class C commenced investment operation on February 12, 2016.

The accompanying notes are an integral part of these financial statements.

LJM Preservation and Growth Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A(1)
	Year Ended		Year Ended		Year Ended	Year Ended		Period Ended
	October 31, 2017		October 31, 2016		October 31, 2015	October 31, 2014		October 31, 2013

Net asset value, beginning of period	$11.34		$10.21		$9.11	$8.96		$10.00
Activity from investment operations:
Net investment loss (2)	(0.20)		(0.23)		(0.24)	(0.23)		(0.19)
Net realized and unrealized gain (loss) on investments	1.10		1.76		1.33	0.38		(0.85)
Total from investment operations	0.90		1.53		1.09	0.15		(1.04)
Less distributions from:
Net realized gains	(1.02)		(0.40)		—	—		—
Total distributions	(1.02)		(0.40)		—	—		—
Paid in Capital From Redemption Fees	0.00	(3)	0.00	(3)	0.01	0.00	(3)	0.00	(3)
Net asset value, end of period	$11.22		$11.34		$10.21	$9.11		$8.96
Total return (4)	8.69	% (6)	15.48	% (6)	12.07%	1.67	% (6)	(10.40	)% (5)
Net assets, at end of period (000s)	$160,579		$124,241		$38,985	$19,933		$5,097
Ratio of gross expenses to average net assets (7,9)	2.44%		2.47%		2.58%	2.77%		3.72	% (8)
Ratio of net expenses to average net assets (9)	2.37%		2.37%		2.39%	2.42%		2.45	% (8)
Ratio of net investment loss to average net assets (9)	(1.86)%		(2.18)%		(2.37)%	(2.41)%		(2.43	)% (8)
Portfolio Turnover Rate	0%		0%		0%	0%		0	% (5)

	Class C(1)
	Year Ended		Year Ended
	October 31, 2017		October 31, 2016

Net asset value, beginning of period	$11.32		$10.22
Activity from investment operations:
Net investment loss (2)	(0.28)		(0.23)
Net realized and unrealized gain on investments (10)	1.10		1.33
Total from investment operations	0.82		1.10
Less distributions from:
Net realized gains	(1.02)		—
Total distributions	(1.02)		—
Paid in Capital From Redemption Fees	0.00	(3)	0.00	(3)
Net asset value, end of period	$11.12		$11.32
Total return (4)	7.91%		10.76	% (5)
Net assets, at end of period (000s)	$4,998		$4,998
Ratio of gross expenses to average net assets (7,9)	3.19%		3.22	% (8)
Ratio of net expenses to average net assets (9)	3.12%		3.12	% (8)
Ratio of net investment loss to average net assets (9)	(2.55)%		(2.90	)% (8)
Portfolio Turnover Rate	0%		0	% (5)

(1)	Class A commenced investment operations on January 9, 2013. Class C commenced investment operations on February 12, 2016.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount represents less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(5)	Not Annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized.

(9)	Does not include expenses of other investment companies in which the Fund invests. Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

LJM Preservation and Growth Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I(1)
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	October 31, 2017	October 31, 2016	October 31, 2015	October 31, 2014	October 31, 2013

Net asset value, beginning of period	$11.46	$10.28	$9.16	$8.98	$10.00
Activity from investment operations:
Net investment loss (2)	(0.17)	(0.21)	(0.21)	(0.21)	(0.17)
Net realized and unrealized gain (loss) on investments	1.10	1.79	1.32	0.39	(0.85)
Total from investment operations	0.93	1.58	1.11	0.18	(1.02)
Less distributions from:
Net realized gains	(1.02)	(0.40)	—	—	—
Total distributions	(1.02)	(0.40)	—	—	—
Paid in Capital From Redemption Fees	0.00 (3)	0.00 (3)	0.01	0.00 (3)	0.00	(3)
Net asset value, end of period	$11.37	$11.46	$10.28	$9.16	$8.98
Total return (4)	8.85%	15.88%	12.23%	2.00%	(10.20	)% (5)
Net assets, at end of period (000s)	$602,583	$226,171	$103,388	$83,208	$33,318
Ratio of gross expenses to average net assets (6,8)	2.19%	2.22%	2.33%	2.54%	3.47	% (7)
Ratio of net expenses to average net assets (8)	2.12%	2.12%	2.14%	2.17%	2.20	% (7)
Ratio of net investment loss to average net assets (8)	(1.58)%	(1.93)%	(2.12)%	(2.16)%	(2.18	)% (7)
Portfolio Turnover Rate	0%	0%	0%	0%	0	% (5)

(1)	Class I commenced investment operations on January 9, 2013.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount represents less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(5)	Not Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Does not include expenses of other investment companies in which the Fund invests. Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

LJM Preservation and Growth Fund
Notes to Financial Statements
October 31, 2017

1.	ORGANIZATION

The LJM Preservation and Growth Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced investment operations on January 9, 2013. The investment objective is to seek capital appreciation and capital preservation with low correlation to the broader U.S. equity market.

The Fund offers Class A, Class C and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class C shares of the Fund are sold at NAV without an initial sales charge. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. All classes are subject to a 1.00% redemption fee on redemptions made within 90 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Futures options shall be valued at the final settled price for the futures options or, if no settled price is available, at the last sale price as of the close of business prior to the Valuation Time. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

LJM Preservation and Growth Fund
Notes to Financial Statements (Continued)
October 31, 2017

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

LJM Preservation and Growth Fund
Notes to Financial Statements (Continued)
October 31, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2017, for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Put Options Purchased	$10,936,325	$—	$—	$10,936,325
Call Options Purchased	5,363,350	—	—	5,363,350
Short-Term Investment	611,926,403	—	—	611,926,403
Total Assets	$628,226,078	$—	$—	$628,226,078

Liabilities
Put Options Written	$15,533,787	$—	$—	$15,533,787
Call Options Written	7,920,075	—	—	7,920,075
Total Liabilities	$23,453,862	$—	$—	$23,453,862

The Fund did not hold any Level 2 or Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Due from broker balance is comprised of margin balance held at the broker to collateralize option contracts.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2014 to October 31, 2016, or expected to be taken in the Fund’s October 31, 2017 year end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Options – The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or futures indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary

LJM Preservation and Growth Fund
Notes to Financial Statements (Continued)
October 31, 2017

investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security and the writer (seller) the obligation to buy the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Futures index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and futures index options occurs when futures index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of a futures index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the futures index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the futures index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker, recorded as due from broker (the Fund’s agent in acquiring the options).

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that the part of the Fund’s cash is held at the broker. The Fund could be unable to recover assets held at the broker, including assets directly traceable to the Fund, in the event of the broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Options Risk – When the Fund purchases a call option on a security or futures index it may lose the entire premium paid if the underlying security or futures index does not increase in value. When the Fund purchases a put option on a security or futures index it may lose the entire premium paid if the underlying S&P Futures Index does not decrease in value. The Fund will incur a loss as a result of a written option (also referred to as a short position) if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments and options, for the year ended October 31, 2017, amounted to $0 and $0, respectively.

LJM Preservation and Growth Fund
Notes to Financial Statements (Continued)
October 31, 2017

4.	OPTION CONTRACTS

For the year ended October 31, 2017, purchased options are located in the Statement of Assets and Liabilities as investment securities, at fair value, in the amount of $16,299,675 and options written are located in options written, at fair value, in the amount of $23,453,862. The Fund’s net change in unrealized appreciation (depreciation) on option contracts subject to equity risk amounted to $(1,331,816) and $22,918,604, on purchased options and written options, respectively. The Fund’s net realized gain on option contracts subject to equity risk amounted to $(71,840,854) and $106,150,396, on purchased options and written options, respectively.

The value of the derivative instruments outstanding as of October 31, 2017, as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund. The Fund’s primary risk exposure for derivative contracts was equity risk as of and for the year ended October 31, 2017.

The following table presents the Fund’s asset and liability derivatives available for offsetting under a master netting arrangement net of collateral pledged as of October 31, 2017.

				Gross Amounts offset in the
				Statements of Assets and Liabilities
		Gross Amounts		Financial
		Recognized in Statements		Instruments	Cash Collateral		Net Amount of
	Counterparty	of Assets and Liabilities		Pledged	Pledged		Assets
Description of Asset
Options Purchased	Wells Fargo Securities, LLC	$16,299,675	(1)	$(16,299,675)	$—		$—
Description of Liability
Options Written	Wells Fargo Securities, LLC	$23,453,862	(1)	$16,299,675	$7,154,187	(2)	$—

(1)	Fair value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative asset and liability balance and accordingly does not include excess collateral pledged. Total collateral held by the broker as of October 31, 2017, in the form of cash was $161 ,112,492 as presented gross as deposit with broker on the Statement of Assets and Liabilities.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – LJM Funds Management, Ltd serves as the Fund’s Investment Advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.95% of the Fund’s average daily net assets. For the year ended October 31, 2017, the Advisor earned advisory fees of $10,289,083.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (The “Waiver Agreement”), until at least March 1, 2018, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.37%, 3.12% and 2.12% of the Fund’s average daily net assets for Class A, C and I shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

LJM Preservation and Growth Fund
Notes to Financial Statements (Continued)
October 31, 2017

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 2.37%, 3.12% and 2.12% of average daily net assets attributable to Class A, C and I shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 2.37%, 3.12% and 2.12% of average daily net assets for Class A, C and I shares, respectively. If Fund Operating Expenses attributable to Class A, C and I shares subsequently exceed 2.37%, 3.12% and 2.12% per annum of the average daily net assets, the reimbursements shall be suspended. During the year ended October 31, 2017, the Advisor has waived/reimbursed $376,606 in expenses to the Fund which may be recaptured. The following amounts are subject to recapture by the Fund by the following dates:

10/31/2018	$223,287
10/31/2019	$220,365
10/31/2020	$376,606

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of its average daily net assets for Class A and C, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the year ended October 31, 2017, pursuant to the Plan, Class A and C incurred $333,037 and $25,918, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C and Class I shares. For the year ended October 31, 2017, the Distributor received $404,659 and $11,819 in underwriting commissions for sales of Class A and Class C shares, respectively, of which $59,728 and $777 was retained by the principal underwriter or other affiliated broker-dealers for Class A and Class C shares, respectively.

In addition, certain affiliates of the Distributor provide services to the Fund(s) as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separated servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the year ended October 31, 2017 and October 31, 2016 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2017	October 31, 2016
Ordinary Income	$10,106,324	$399,160
Long-Term Capital Gain	22,337,454	5,087,901
	$32,443,778	$5,487,061

LJM Preservation and Growth Fund
Notes to Financial Statements (Continued)
October 31, 2017

As of October 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$13,188,008	$33,504,021	$—	$—	$—	$—	$46,692,029

The difference between book basis and tax basis unrealized appreciation and accumulated net realized gain from investments is primarily attributable to the mark-to-market on open option contracts.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and short-term capital gains, resulted in reclassifications for the year ended October 31, 2017 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$8,744,365	$(8,744,365)

7.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 90 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs. For the year ended October 31, 2017, the Fund assessed $36,527 on Class A shares, $919 on Class C Shares and $96,363 on Class I shares in redemption fees.

8.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares. The Fund may redeem its investment from the BlackRock Liquidity Funds FedFund Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the BlackRock Liquidity Funds FedFund Portfolio. The BlackRock Liquidity Funds FedFund Portfolio invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The financial statements of the BlackRock Liquidity Funds FedFund Portfolio including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of October 31, 2017, the percentage of the Fund’s net assets invested in the BlackRock Liquidity Funds FedFund Portfolio was 79.7%.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2017, Charles Schwab held approximately 50.03% and 30.28% of Class A and Class I shares.

10.	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Two Roads Shared Trust and
the Shareholders of LJM Preservation and Growth Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of LJM Preservation and Growth Fund (the Fund), a series of the Two Roads Shared Trust, as of October 31, 2017, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of LJM Preservation and Growth Fund as of October 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ RSM US LLP

Denver, Colorado
January 2, 2018

LJM Preservation and Growth Fund
Expense Example (Unaudited)
October 31, 2017

As a shareholder of the LJM Preservation and Growth Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the LJM Preservation and Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period from May 1, 2017, through October 31, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 05/01/17	For the Period	Value 10/31/17	the Period*
Actual
Class A	$1,000.00	2.37%	$1,051.50	$12.26
Class C	1,000.00	3.12%	1,048.10	16.11
Class I	1,000.00	2.12%	1,052.80	10.97

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 05/01/17	For the Period	Value 10/31/17	the Period*
Hypothetical
Class A	$1,000.00	2.37%	$1,013.25	$12.03
Class C	1,000.00	3.12%	1,009.50	15.80
Class I	1,000.00	2.12%	1,014.54	10.76

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365.

LJM Preservation & Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2017

Approval of Advisory Agreement – LJM Preservation and Growth Fund

At a meeting held on September 18-19, 2017 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), including all of those trustees who are not “interested persons” of the Trust (as such term is defined in the 1940 Act), which independent Trustees constitute all of the Trustees, considered the approval of an investment advisory agreement (the “Agreement”) between LJM Funds Management, Ltd. (“LJM” or the “Adviser”) and the Trust, on behalf of the LJM Preservation and Growth Fund (the “Fund”), a series of the Trust.

In connection with the Board’s consideration of the Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Fund by the Adviser; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s advisory fee and overall expenses with those of comparable mutual funds; (vi) the level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security; and (viii) information regarding the performance record of the Fund as compared to other funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from the Adviser. During the Meeting, the Board was advised by, and met in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding its responsibilities under applicable law. The Board acknowledged that the evaluation process with respect to the Adviser is an ongoing one. In evaluating the Agreement, the Board also took into account the Board’s knowledge, resulting from their meetings and other interactions throughout the year and past years, of LJM, its services and the Fund.

Matters considered by the Board in connection with its approval of the Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by LJM related to the Advisory Agreement with the Trust on behalf of the Fund, including the Advisory Agreement; a description of the manner in which investment decisions are made and executed; a review of the financial condition of LJM; an overview of the personnel that perform advisory, compliance and operational services for the Fund; LJM’s compliance policies and procedures; including a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes; an annual review of the operation of LJM’s compliance program; and an independent report prepared by Morningstar analyzing the performance record, fees and expenses of the Fund as compared to other mutual funds with similar investment strategies.

LJM Preservation & Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
October 31, 2017

In reaching its conclusions, the Board considered the size, structure, performance record and experience of LJM, the experience and qualifications of LJM’s management team, and the performance of the Fund. The Board also considered the resources LJM had allocated to ensuring the operation of its compliance program, including the implementation of trading procedures reasonably designed to mitigate conflicts among accounts, that LJM had adopted cybersecurity and business continuity policies and procedures, that LJM’s risk management and associated policies appeared to be operating effectively and that LJM identified and monitored risks. The Board also considered the experience and tenure of key personnel, noting the qualifications of the professional staff and that LJM had added additional staffing as the firm continued to grow. The Board concluded that LJM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by LJM to the Fund were satisfactory and reliable.

Performance. Among other data, the Board considered the Fund’s performance for the one- and three-year periods ended June 30, 2017 as compared to the Fund’s benchmark index and against a group of peer funds (the “Peer Group”) provided by Morningstar, an independent third-party data provider. The Board noted that the Fund outperformed the median of its Peer Group and its Morningstar category for the one- and three-year periods. The Board considered that the Fund underperformed relative to its primary benchmark (S&P 500 Total Return Index) for the one-and three-year periods, but that the returns for both periods were positive. The Board considered that the Fund was in Morningstar’s Option Writing Category, that the Peer Group selected by Morningstar included both option writing and managed futures funds, that the Fund currently carries a “5 Star” rating, and that its returns placed it within the top quartile of its category. Although the Board acknowledged that past performance is no guarantee of future performance, the Board also considered that the Fund had generated its returns for the one- and three-year periods with less volatility, as measured by standard deviation, than the Fund’s benchmark, which suggested a focus on risk management. The Board noted that the Fund was not an equity based strategy and that the Fund’s returns were not necessarily correlated to the S&P 500’s returns. The Board considered that LJM’s investment strategy for the Fund was intended to generate returns in a manner uncorrelated with equity and bond markets and that it was a sophisticated investment strategy that employed options on (primarily) S&P 500 Index futures. The Board also noted the consistency of LJM’s implementation of its investment strategy and considered the historical composite performance of LJM in executing this investment strategy. The Board concluded that LJM had demonstrated a high level of performance with a focus on risk management, and determined that the Fund’s performance was satisfactory.

Fees and Expenses. As to the costs of the services provided by LJM, the Board considered a comparison of the Fund’s contractual advisory fee and net expense ratios to those of the Peer Group. The Board considered that the Fund’s contractual advisory fee was above the median of its Peer Group and Morningstar category. The Board considered that the net operating expenses of the Fund (Class I shares) were above the median of its Peer Group and its Morningstar category, but within the range of each.

LJM Preservation & Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
October 31, 2017

The Board also took into account management’s discussion of the Fund’s fees and expenses, noting LJM’s description of the resources and processes necessary to execute the Fund’s sophisticated investment strategy.

The Board also considered the net expense ratio of the Fund, noting that LJM had agreed to reimburse expenses to limit net annual operating expenses to 2.37%, 3.12% and 2.12% (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses) of the average net assets of Class A, Class C and Class I shares of the Fund, respectively, and that at current asset levels LJM continued to waive a portion of its advisory fee to reimburse Fund expenses.

In considering the level of the advisory fee, the Board also took into account the cost of other accounts and/or private funds managed by an affiliate of LJM that utilized a similar investment strategy, finding that the advisory fee charged to the Fund was comparable to those other accounts and any differences were attributable to the differences in the management of these different kinds of accounts.

Based upon the factors above, the Board concluded that the advisory fee was not unreasonable.

Profitability. The Board considered LJM’s profitability and whether these profits are reasonable in light of the services provided to the Fund. The Board reviewed a profitability analysis prepared by LJM based on current asset levels, and considered the total profits of LJM from its relationship with the Fund. The Board noted that LJM continues to reimburse Fund expenses, as well as its continued investment in enhancements to its infrastructure and programs to the benefit of the Fund and its shareholders. The Board concluded that the LJM’s profitability from its relationship with the Fund was not excessive.

Economies of Scale. The Board considered whether LJM would realize economies of scale with respect to its management of the Fund as it grows and whether fee levels reflected these economies of scale for the benefit of shareholders. The Board noted that the advisory fee did not currently have breakpoints. The Board considered LJM’s discussion of the Fund’s advisory fee structure, noting LJM’s continued subsidization of expenses of the Fund and its investment in technological enhancements that benefited the Fund. The Board considered the profitability analysis included in the Board Materials, and noted that while expenses of managing the Fund as a percentage of assets under management are expected to decrease as the Fund’s assets continue to grow at current asset levels, economies of scale had not yet been reached. The Board noted that it would revisit whether economies of scale exist in the future once the Fund had achieved sufficient scale.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by LJM from its association with the Fund. The Board noted that LJM had identified potential “fall-out” benefits that it may receive include enhanced brand recognition and reputation. The Board considered that these benefits appeared to be reasonable.

LJM Preservation & Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
October 31, 2017

Conclusion. The Board, having requested and received such information from LJM as it believed reasonably necessary to evaluate the terms of the Advisory Agreement, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders. In considering the proposed Advisory Agreement Renewal, the Board did not identify any one factor as all important, and each Independent Trustee may have considered different factors as more important.

LJM Preservation & Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
October 31, 2017

Trustees and Officers. The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees *

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee, Valuation Committee Chairman	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2008)	1	Forethought Variable Insurance Trust (since 2013); Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Altegris KKR Commitments Master Fund (since 2014); and Oak Hill Advisors Mortgage Strategies Fund (offshore), Ltd. (since 2014)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee	Indefinite, Since 2012	Independent Consultant (since 2012)	1	Schroder Global Series Trust (2012-2017); Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Altegris KKR Commitments Master Fund (since 2014); Ramius Archview Credit and Distressed Fund (2015-2017)
Neil M. Kaufman Year of Birth: 1960	Trustee, Audit Committee Chairman	Indefinite, Since 2012	Managing Member, Kaufman & Associates, LLC (legal services)(Since 2016); Partner, Abrams Fensterman, Fensterman, Eisman, Formato, Ferrara & Wolf, LLP (legal services)(2010-2016)	1	Altegris KKR Commitments Master Fund (since 2014)
Anita K. Krug Year of Birth: 1969	Trustee, Corporate Governance Committee Chairman	Indefinite, Since 2012	Interim Dean (since 2017) Professor (since 2016), and Associate Professor (2014-2016), University of Washington School of Law; Assistant Professor (2010-2014), University of Washington School of Law	1	Altegris KKR Commitments Master Fund (since 2014); Centerstone Investors Trust (since 2016)

*	Information is as of October 31, 2017.

**	As of October 31, 2017, the Trust was comprised of 18 active portfolios managed by 10 unaffiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds in the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Fund does not hold itself out as related to any other series within the Trust for investment purpose.

10/31/17 – Two Roads v2

LJM Preservation & Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
October 31, 2017

Officers of the Trust*

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	President Since Feb. 2017 Treasurer (2012 to 2017)	Senior Vice President (2012-present); Vice President (2004 to 2012); Gemini Fund Services, LLC.	N/A	N/A

Laura Szalyga 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1978	Treasurer Since Feb. 2017	Vice President, Gemini Fund Services, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC (2011-2014).	N/A	N/A

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Richard A. Malinowski 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1983	Secretary Since 2013	Senior Vice President (since 2017), Vice President and Counsel (2015 - 2016) and Assistant Vice President (2012 – 2016), Gemini Fund Services, LLC; Vice President and Manager, BNY Mellon Investment Servicing (US), Inc., (2011-2012).	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011 - present)	N/A	N/A

*	Information is as of October 31, 2017.

**	As of October 31, 2017, the Trust was comprised of 18 active portfolios managed by 10 unaffiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds in the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Fund does not hold itself out as related to any other series within the Trust for investment purpose.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-LJM-FUND.

10/31/17 – Two Roads v2

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you.
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-LJM-FUND or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-LJM-FUND.

Investment Advisor
LJM Funds Management, Ltd.
One Financial Place
440 S. La Salle Street, Suite 2301
Chicago, IL 60605

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2017	2016
LJM Preservation & Growth of Income	13,500	13,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2017	2016
LJM Preservation & Growth of Income	3,000	3,000

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended October 31, 2017 and 2016, respectively.
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended October 31, 2017 and 2016, respectively, are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/ James Colantino
Principal Executive Officer/President
Date: January 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/ James Colantino
Principal Executive Officer/President
Date: January 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Principal Financial Officer/Treasurer
Date: January 9, 2018